T. ROWE PRICE Global Industrials Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.4%
INDUSTRIALS & BUSINESS SERVICES  95.6%
Aerospace & Defense  12.6%
Airbus (EUR)  28,193 4,964
Boeing (1) 14,574 2,486
Booz Allen Hamilton Holding  8,648 904
FTAI Aviation  6,930 770
Karman Holdings (1) 7,376 247
L3Harris Technologies  7,024 1,470
Montana Aerospace (CHF) (1) 65,643 1,264
Rolls-Royce Holdings (GBP) (1) 343,307 3,337
Spirit AeroSystems Holdings, Class A (1) 10,049 346
TransDigm Group  898 1,242
17,030
Air Freight & Logistics  0.9%
FedEx  4,769 1,163
1,163
Auto Components  1.4%
Aptiv  (1) 16,210 964
Atmus Filtration Technologies  25,857 950
1,914
Automobiles  7.5%
Tesla (1) 38,354 9,940
Toyota Motor (JPY)  11,800 208
10,148
Building Products  3.6%
Fortune Brands Innovations  19,407 1,181
Heidelberg Materials (EUR)  4,176 720
Steel Dynamics  16,222 2,029
Voltas (INR)  53,656 913
4,843
Business Services  4.9%
API Group (1) 31,396 1,123
Compass Group (GBP)  55,077 1,822
GE HealthCare Technologies  13,443 1,085
Keysight Technologies (1) 10,907 1,634
Recruit Holdings (JPY)  5,500 285
Visional (JPY) (1) 13,200 666
6,615

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  2.5%
Larsen & Toubro (INR)  32,674 1,329
SPIE (EUR)  49,122 2,101
3,430
Construction & Farm Equipment  2.5%
CRRC, A Shares (CNH)  772,600 753
Cummins  1,108 347
Deere  1,138 534
Toro  7,651 557
Weichai Power, A Shares (CNH)  468,800 1,064
3,255
Electrical Equipment  10.1%
BE Semiconductor Industries (EUR)  11,254 1,176
Belden  15,365 1,540
CKD (JPY)  21,100 289
GE Vernova 2,488 760
Legrand (EUR)  7,062 748
MKS Instruments  23,440 1,879
Optex Group (JPY)  60,500 707
Prysmian (EUR)  22,987 1,265
Rockwell Automation  2,889 746
Roper Technologies  2,891 1,704
Schneider Electric (EUR)  5,976 1,380
Sensata Technologies Holding  16,023 389
Shenzhen Inovance Technology, A Shares (CNH)  44,600 419
Yokogawa Electric (JPY)  34,300 669
13,671
Industrial Conglomerates  19.0%
3M  11,861 1,742
Corning  13,529 619
Ferguson Enterprises  12,700 2,035
Fortive 64,850 4,746
General Electric  21,879 4,379
GVS (EUR) (1) 62,458 293
Linde  3,885 1,809
Nippon Sanso Holdings (JPY)  48,700 1,477
Schlumberger  31,850 1,331
Siemens (EUR)  26,365 6,089
TKH Group, CVA (EUR) (2) 26,533 1,044
25,564

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Machinery  14.1%
Daimler Truck Holding (EUR)  13,441 545
Dover  13,480 2,368
Ingersoll Rand  25,753 2,061
KION Group (EUR)  49,672 2,083
Middleby  (1) 3,011 458
Miura (JPY) (2) 100,800 2,006
Parker-Hannifin  3,800 2,310
Quaker Chemical (2) 10,551 1,304
Stanley Black & Decker  27,828 2,139
TE Connectivity  7,367 1,041
TechnipFMC 55,609 1,762
Yaskawa Electric (JPY)  34,100 854
18,931
Information Technology  9.4%
ATS (CAD) (1) 11,796 294
Keyence (JPY)  5,500 2,163
NARI Technology, A Shares (CNH)  466,146 1,408
Renesas Electronics (JPY)  263,800 3,538
Silergy (TWD)  49,000 569
Synopsys (1) 3,120 1,338
Uber Technologies (1) 9,795 714
Verra Mobility (1) 81,026 1,824
Vertiv Holdings, Class A  2,615 189
Zebra Technologies, Class A (1) 2,375 671
12,708
Road & Rail  6.6%
Canadian Pacific Kansas City  22,227 1,560
CSX  56,873 1,674
Kyushu Railway (JPY)  29,500 720
Norfolk Southern  14,612 3,461
Old Dominion Freight Line  9,216 1,525
8,940
Utilities  0.5%
JSW Energy (INR)  105,616 662
662
Total Industrials & Business Services 128,874

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
NON-INDUSTRIALS  0.5%
Non-Industrials  0.5%
Open House Group (JPY) (2) 17,100 638
Total Non-Industrials 638
Total Miscellaneous Common Stocks  1.3% (3) 1,726
Total Common Stocks (Cost $113,045) 131,238
CONVERTIBLE PREFERRED STOCKS  1.3%
INDUSTRIALS & BUSINESS SERVICES  1.3%
Aerospace & Defense  0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $656 (1)(4)(5) 16,521 12
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $1,034 (1)(4)(5) 17,010 12
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(4)
(5) 76,918 213
237
Automobiles  0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(4)
(5) 3,598 70
70
Business Services  1.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(4)(5) 21,331 1,264
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(4)(5) 4,046 240
1,504
Information Technology  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)
(4)(5) 18,014 36
36
Total Industrials & Business Services 1,847
Total Convertible Preferred Stocks (Cost $3,847) 1,847

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.6%
INDUSTRIALS & BUSINESS SERVICES  0.6%
Automobiles  0.6%
Volkswagen (EUR)  7,642 780
Total Industrials & Business Services 780
Total Preferred Stocks (Cost $785) 780
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 999,724 1,000
Total Short-Term Investments (Cost $1,000) 1,000
SECURITIES LENDING COLLATERAL  1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 1,858,911 1,859
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,859
Total Securities Lending Collateral (Cost $1,859) 1,859
Total Investments in Securities  101.4%
(Cost $120,536) $ 136,724
Other Assets Less Liabilities (1.4)% (1,945)
Net Assets 100.0% $ 134,779
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,847 and represents 1.3% of net assets.

T. ROWE PRICE Global Industrials Fund

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(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
(7) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate ( Certificaten Van Aandelen )
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 5,239  ¤  ¤ $ 2,859
Total $ 2,859^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,859.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Industrials Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Industrials Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2025, totaled $1,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 80,104 $ 51,134 $ — $ 131,238
Convertible Preferred Stocks — — 1,847 1,847
Preferred Stocks — 780 — 780
Short-Term Investments 1,000 — — 1,000
Securities Lending Collateral 1,859 — — 1,859
Total $ 82,963 $ 51,914 $ 1,847 $ 136,724
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
3/31/25
Investment in Securities
Convertible Preferred Stocks $ 1,846 $ 1 $ 1,847

T. ROWE PRICE Global Industrials Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F153-054Q1 03/25